Net Loss per Share - Schedule of securities were not included in the computation of diluted shares outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PubCo Warrants — Public and Private
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	6,264,107	6,264,107
PubCo Class E Common Stock — Earnouts Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	0	153,680
BT OpCo Exchangeable Non-Controlling Interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	0	6,299,003
BT OpCo Earnouts Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	2,142,857	2,142,857
2023 Incentive Plan RSU awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities	413,881	232,098